COMPARATIVE FIGURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Comparative figures adjustments
Hardware revenue	$ 32,742	$ 70,491
Service revenue	11,174	$ 15,804
Adjustment
Comparative figures adjustments
Hardware revenue	(902)
Service revenue	$ 902